Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Stock-options (“SO”) plan (Details) - SO2020 € / shares in Units, € in Thousands	1 Months Ended
Jun. 30, 2021 EUR (€) shares year € / shares
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Number of options granted (in shares) | shares	57,000
Exercise price (in euro per share) | € / shares	€ 4.78
Price of the underlying share (in euro per share) | € / shares	€ 4.37
Expected dividends	0.00%
Volatility	44.30%
Fair value of the plan (in thousands of euros) | €	€ 96
Tranche one
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Expected term | year	6
Tranche two
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Expected term | year	6,500